Stock and Incentive Programs - Performance Restricted Stock - Narrative (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Oct. 02, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation			$ 8	$ 6	$ 6
Performance Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance restricted stock granted to certain executive officers and senior management	434,463	434,000
Vesting percentage on achievement of performance target, description			Vest one-third on each anniversary of the grant date
Potential payout for awards			434,463
Equity instruments other than options, percentage of expected payout			100.00%
Share-based compensation			$ 1		$ 0
Unrecognized share-based compensation cost		$ 10	$ 10
Unrecognized compensation expense, weighted average period of recognition			2 years 9 months 18 days
Performance Restricted Stock | October 1, 2016 through September 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage on achievement of performance target	33.33%
Performance Restricted Stock | October 1, 2017 through September 30, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage on achievement of performance target	33.33%
Performance Restricted Stock | October 1, 2018 through September 30, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage on achievement of performance target	33.33%